Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]	Jan. 01, 2016 [1]
Non-current assets:
Other non-current assets	$ 0	$ 928	$ 7,510
Derivative financial instruments	6,038	6,008	0
Vessels	1,953,057	2,014,783	1,658,298
Vessels under construction	0	0	74,315
Total non-current assets	1,959,095	2,021,719	1,740,123
Current assets
Trade and other receivables	3,629	4,201	6,096
Inventories	2,565	2,808	2,155
Due from related parties	475	0	0
Prepayments and other current assets	1,502	1,554	446
Derivative financial instruments, current assets	577	0	0
Short-term investments	0	6,000	1,500
Cash and cash equivalents	142,547	56,506	66,743
Total current assets	151,295	71,069	76,940
Total assets	2,110,390	2,092,788	1,817,063
Owners'/partners' equity
Owners' capital	0	155,669	164,464
Common unitholders (21,822,358 units issued and outstanding as of January 1, 2016, 24,572,358 units issued and outstanding as of December 31, 2016 and 41,002,121 units issued and outstanding as of December 31, 2017)	752,456	565,408	507,433
Subordinated unitholders (9,822,358 units issued and outstanding as of January 1, 2016 and December 31, 2016, nil units issued and outstanding as of December 31, 2017)	0	60,988	59,786
General partner (645,811 units issued and outstanding as of January 1, 2016, 701,933 units issued and outstanding as of December 31, 2016 and 836,779 units issued and outstanding as of December 31, 2017)	11,781	10,095	8,842
Incentive distribution rights	6,596	5,878	2,117
Preference unitholders (nil units issued and outstanding as of January 1, 2016 and December 31, 2016 and 5,750,000 units issued and outstanding as of December 31, 2017)	139,321	0	0
Total owners'/partners' equity	910,154	798,038	742,642
Current liabilities
Trade accounts payable	4,636	2,251	2,943
Due to related parties	230	5,610	45,529
Derivative financial instruments, current liability	269	1,836	3,324
Other payables and accruals	39,255	40,105	26,716
Borrowings-current portion	103,829	73,922	340,378
Total current liabilities	148,219	123,724	418,890
Non-current liabilities
Derivative financial instruments	0	0	1,581
Borrowings-non-current portion	1,051,767	1,170,844	653,768
Other non-current liabilities	250	182	182
Total non-current liabilities	1,052,017	1,171,026	655,531
Total owners'/partners' equity and liabilities	$ 2,110,390	$ 2,092,788	$ 1,817,063

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).